Eaton Vance

Enhanced Equity Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%(1)

Security	Shares	Value
Banks — 5.7%
Bank of America Corp.	580,746	$13,792,718
JPMorgan Chase & Co.	150,004	14,109,376
PNC Financial Services Group, Inc. (The)	49,543	5,212,419

		$33,114,513

Beverages — 1.6%
PepsiCo, Inc.(2)	71,562	$9,464,790

		$9,464,790

Biotechnology — 2.5%
Vertex Pharmaceuticals, Inc.(2)	50,919	$14,782,295

		$14,782,295

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	44,038	$8,702,790

		$8,702,790

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	78,443	$8,307,898

		$8,307,898

Communications Equipment — 1.6%
Cisco Systems, Inc.(2)	199,546	$9,306,825

		$9,306,825

Consumer Finance — 1.6%
American Express Co.	94,956	$9,039,811

		$9,039,811

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	247,712	$13,656,363

		$13,656,363

Electric Utilities — 1.7%
NextEra Energy, Inc.	41,286	$9,915,659

		$9,915,659

Electrical Equipment — 1.8%
Eaton Corp. PLC	122,480	$10,714,550

		$10,714,550

Security	Shares	Value
Entertainment — 1.1%
Netflix, Inc.(2)	13,663	$6,217,211

		$6,217,211

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	28,900	$7,471,806
EastGroup Properties, Inc.	39,636	4,701,226

		$12,173,032

Food & Staples Retailing — 1.9%
Walmart, Inc.	90,828	$10,879,378

		$10,879,378

Food Products — 1.6%
Mondelez International, Inc., Class A(2)	178,903	$9,147,310

		$9,147,310

Health Care Equipment & Supplies — 6.0%
Abbott Laboratories	152,752	$13,966,115
Boston Scientific Corp.(2)	185,783	6,522,841
Danaher Corp.	82,571	14,601,030

		$35,089,986

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	41,286	$12,177,306

		$12,177,306

Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	89,452	$6,582,773

		$6,582,773

Household Durables — 1.0%
D.R. Horton, Inc.	105,966	$5,875,815

		$5,875,815

Household Products — 2.3%
Procter & Gamble Co. (The)	112,847	$13,493,116

		$13,493,116

Insurance — 1.9%
Progressive Corp. (The)	137,618	$11,024,578

		$11,024,578

Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(2)	11,008	$15,561,019
Facebook, Inc., Class A(2)	53,671	12,187,074

		$27,748,093

Security	Shares	Value
Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(2)	13,762	$37,966,881

		$37,966,881

IT Services — 6.2%
Accenture PLC, Class A	64,678	$13,887,660
GoDaddy, Inc., Class A(2)	84,705	6,211,418
Visa, Inc., Class A	83,947	16,216,042

		$36,315,120

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	17,735	$6,426,100

		$6,426,100

Machinery — 2.0%
Caterpillar, Inc.	90,828	$11,489,742

		$11,489,742

Metals & Mining — 2.5%
Franco-Nevada Corp.	60,552	$8,455,481
Rio Tinto PLC ADR	114,223	6,417,048

		$14,872,529

Multi-Utilities — 1.1%
Sempra Energy	53,671	$6,291,851

		$6,291,851

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	72,938	$6,508,258
ConocoPhillips	81,195	3,411,814
EOG Resources, Inc.	72,938	3,695,039
Phillips 66	44,038	3,166,332

		$16,781,443

Pharmaceuticals — 3.3%
Sanofi(2)	92,204	$9,403,384
Zoetis, Inc.	72,938	9,995,424

		$19,398,808

Road & Rail — 1.9%
CSX Corp.	159,637	$11,133,084

		$11,133,084

Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp.	261,474	$15,643,989
Texas Instruments, Inc.(2)	93,581	11,881,980

		$27,525,969

Security	Shares	Value
Software — 9.6%
Intuit, Inc.	34,405	$10,190,417
Microsoft Corp.(2)	225,693	45,930,782

		$56,121,199

Specialty Retail — 3.0%
Best Buy Co., Inc.	56,424	$4,924,122
Lowe’s Cos., Inc.	92,204	12,458,605

		$17,382,727

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.(2)	97,709	$35,644,243

		$35,644,243

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	108,718	$10,659,800

		$10,659,800

Total Common Stocks (identified cost $392,907,821)		$585,423,588

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.35%(3)	6,109,981	$6,109,981

Total Short-Term Investments (identified cost $6,109,981)		$6,109,981

Total Investments — 101.4% (identified cost $399,017,802)		$591,533,569

Total Written Covered Call Options — (1.3)% (premiums received $7,751,488)		$(7,495,258)

Other Assets, Less Liabilities — (0.1)%		$(443,190)

Net Assets — 100.0%		$583,595,121

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2020 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Written Covered Call Options — (1.3)%

Exchange-Traded Options — (1.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	770	$7,040,110	$95	7/24/20	$(123,585)
Accenture PLC, Class A	330	7,085,760	210	7/17/20	(270,600)
Alphabet, Inc., Class C	55	7,774,855	1,425	7/17/20	(148,500)
Amazon.com, Inc.	65	17,932,330	2,750	7/24/20	(712,238)
American Express Co.	475	4,522,000	110	7/24/20	(13,300)
American Tower Corp.	145	3,748,830	270	7/17/20	(23,925)
Apple, Inc.	500	18,240,000	325	7/17/20	(2,045,000)
Bank of America Corp.	3,010	7,148,750	25	7/17/20	(155,015)
Best Buy Co., Inc.	285	2,487,195	90	8/21/20	(121,125)
Boston Scientific Corp.	945	3,317,895	39	7/17/20	(9,922)
Caterpillar, Inc.	470	5,945,500	145	8/21/20	(70,970)
Chevron Corp.	375	3,346,125	110	8/21/20	(12,562)
Cisco Systems, Inc.	1,035	4,827,240	46	7/17/20	(142,830)
ConocoPhillips	405	1,701,810	53	8/21/20	(14,580)
CSX Corp.	820	5,718,680	75	7/17/20	(32,800)
D.R. Horton, Inc.	545	3,022,025	55	7/17/20	(135,978)
Danaher Corp.	425	7,515,275	175	7/17/20	(183,813)
Eaton Corp. PLC	615	5,380,020	98	8/21/20	(81,488)
EOG Resources, Inc.	375	1,899,750	50	7/17/20	(104,813)
Facebook, Inc., Class A	275	6,244,425	240	7/17/20	(62,425)
Franco-Nevada Corp.	305	4,259,020	140	7/17/20	(149,450)
GoDaddy, Inc., Class A	420	3,079,860	83	8/21/20	(70,350)
Goldman Sachs Group, Inc. (The)	225	4,446,450	190	7/17/20	(263,813)
Intel Corp.	1,330	7,957,390	68	7/24/20	(34,580)
Intuit, Inc.	170	5,035,230	310	8/21/20	(154,700)
JPMorgan Chase & Co.	760	7,148,560	115	7/17/20	(10,260)
Lowe’s Cos., Inc.	470	6,350,640	135	7/17/20	(177,425)
Microsoft Corp.	1,135	23,098,385	205	7/24/20	(624,250)
Mondelez International, Inc., Class A	925	4,729,525	53	7/17/20	(34,687)
Netflix, Inc.	65	2,957,760	450	7/17/20	(159,413)
NextEra Energy, Inc.	205	4,923,485	260	8/21/20	(60,475)
NIKE, Inc., Class B	560	5,490,800	105	7/10/20	(5,040)
PepsiCo, Inc.	360	4,761,360	140	7/17/20	(13,860)
Phillips 66	225	1,617,750	85	7/2/20	(1,687)
PNC Financial Services Group, Inc. (The)	255	2,682,855	125	7/17/20	(3,825)
Procter & Gamble Co. (The)	580	6,935,060	120	7/17/20	(109,330)
Progressive Corp. (The)	690	5,527,590	85	8/21/20	(110,400)
Rio Tinto PLC ADR	575	3,230,350	60	8/21/20	(70,437)
Sempra Energy	275	3,223,825	135	7/17/20	(2,750)
Starbucks Corp.	450	3,311,550	80	7/24/20	(19,350)
Texas Instruments, Inc.	480	6,094,560	120	7/17/20	(400,800)
Thermo Fisher Scientific, Inc.	85	3,079,890	370	7/17/20	(33,150)
UnitedHealth Group, Inc.	205	6,046,475	300	7/24/20	(177,325)
Verizon Communications, Inc.	1,245	6,863,685	58	7/24/20	(31,125)
Vertex Pharmaceuticals, Inc.	255	7,402,905	300	7/17/20	(116,025)
Visa, Inc., Class A	425	8,209,725	200	7/17/20	(78,200)
Walmart, Inc.	455	5,449,990	130	8/21/20	(42,770)
Waste Management, Inc.	395	4,183,445	115	7/17/20	(4,937)
Zoetis, Inc.	375	5,139,000	140	7/17/20	(69,375)

Total					$(7,495,258)

Abbreviations:

ADR	-	American Depositary Receipt

At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $6,109,981, which represents 1.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$8,446,224	$126,185,508	$(128,520,145)	$(1,548)	$(58)	$6,109,981	$76,603	6,109,981

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$47,621,667	$—		$—	$47,621,667
Consumer Discretionary	78,467,996	—		—	78,467,996
Consumer Staples	42,984,594	—		—	42,984,594
Energy	16,781,443	—		—	16,781,443
Financials	61,881,692	—		—	61,881,692
Health Care	78,471,111	9,403,384		—	87,874,495
Industrials	41,645,274	—		—	41,645,274
Information Technology	164,913,356	—		—	164,913,356
Materials	14,872,529	—		—	14,872,529
Real Estate	12,173,032	—		—	12,173,032
Utilities	16,207,510	—		—	16,207,510
Total Common Stocks	$576,020,204	$9,403,384	*	$—	$585,423,588
Short-Term Investments	$—	$6,109,981		$—	$6,109,981
Total Investments	$576,020,204	$15,513,365		$—	$591,533,569

Liability Description
Written Covered Call Options	$(7,495,258)	$—		$—	$(7,495,258)
Total	$(7,495,258)	$—		$—	$(7,495,258)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.